                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income
                                                  Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2003

DATE OF REPORTING PERIOD:  November 1, 2002 through April 30, 2003

                        Item 1. Reports to Stockholders

               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

                       SEMI-ANNUAL REPORT APRIL 30, 2003

                           [CALAMOS INVESTMENTS LOGO]
                        Strategies for Serious Money(TM)

                              CALAMOS CONVERTIBLE

                         OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
CORPORATE BONDS (63.8%)
                  BASIC INDUSTRIES (5.1%)
$ 8,200,000       Dan River, Inc.(a)
                  12.750%, 04/15/09                $  8,036,000
  5,000,000       Equistar Chemicals LP(a)
                  10.625%, 05/01/11                   5,312,500
  1,750,000       FMC Corp.
                  10.250%, 11/01/09                   1,977,500
 13,000,000       Georgia-Pacific Corp.
                  8.125%, 05/15/11                   12,935,000
  1,190,000       Jarden Corp.
                  9.750%, 05/01/12                    1,285,200
  4,000,000       PolyOne Corp.(a)
                  10.625%, 05/15/10                   4,090,000
  4,500,000       Pope & Talbot, Inc.
                  8.375%, 06/01/13                    4,162,500
                                                   ------------
                                                     37,798,700
                  CAPITAL GOODS - INDUSTRIAL (2.3%)
  9,150,000       AGCO Corp.
                  8.500%, 03/15/06                    9,195,750
  4,500,000       JLG Industries, Inc.(a)
                  8.250%, 05/01/08                    4,601,250
  2,800,000       Sonic Automotive, Inc.
                  11.000%, 08/01/08                   2,989,000
                                                   ------------
                                                     16,786,000
                  CAPITAL GOODS - TECHNOLOGY (7.6%)
  8,000,000       AOL Time Warner, Inc.
                  7.625%, 04/15/31                    8,854,808
 13,000,000       Avnet, Inc.
                  9.750%, 02/15/08                   14,218,880
 12,500,000 EUR   Legrand, SA(a)
                  11.000%, 02/15/13                  15,411,987
 10,450,000       Sanmina-SCI Corp.(a)
                  10.375%, 01/15/10                  11,965,250
  4,900,000       Stoneridge, Inc.
                  11.500%, 05/01/12                   5,371,625
                                                   ------------
                                                     55,822,550
                  CONSUMER CYCLICAL (24.2%)
  8,700,000       American Axle & Manufacturing,
                  Inc.
                  9.750%, 03/01/09                    9,526,500
  9,200,000       Aztar Corp.
                  8.875%, 05/15/07                    9,660,000
    750,000       Delta Air Lines, Inc.
                  9.750%, 05/15/21                      461,250
 12,000,000       Delta Air Lines, Inc.
                  7.700%, 12/15/05                    9,450,000
 17,250,000       Intrawest Corp.
                  10.500%, 02/01/10                  18,802,500
 14,000,000       Isle of Capri Casinos, Inc.
                  9.000%, 03/15/12                   14,945,000
  2,000,000       Isle of Capri Casinos, Inc.
                  8.750%, 04/15/09                    2,115,000
  9,100,000       La Quinta Properties(a)
                  8.875%, 03/15/11                    9,577,750
 12,350,000       Levi Strauss & Co.(a)
                  12.250%, 12/15/12                  10,312,250

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$17,500,000       Mandalay Resort Group
                  10.250%, 08/01/07                $ 19,425,000
  3,200,000       Moore North America, Inc.(a)
                  7.875%, 01/15/11                    3,424,000
  2,850,000       RH Donnelley Financial Corp.(a)
                  10.875%, 12/15/12                   3,313,125
 13,100,000       Royal Caribbean Cruises, Ltd.
                  8.750%, 02/02/11                   13,362,000
 15,500,000       Russell Corp.
                  9.250%, 05/01/10                   16,895,000
 19,700,000       Saks, Inc.
                  8.250%, 11/15/08                   21,374,500
  6,000,000       Station Casinos, Inc.
                  8.875%, 12/01/08                    6,345,000
  2,900,000       The Gap, Inc.
                  10.550%, 12/15/08                   3,472,750
  5,200,000       Toys "R" Us, Inc.
                  7.625%, 08/01/11                    5,401,692
                                                   ------------
                                                    177,863,317
                  CONSUMER GROWTH STAPLES (7.9%)
  2,250,000       Alpharma, Inc.(a)
                  8.625%, 05/01/11                    2,340,000
 10,000,000       American Greetings Corp.
                  11.750%, 07/15/08                  11,500,000
  4,100,000       AmeriPath, Inc.(a)
                  10.500%, 04/01/13                   4,366,500
  9,000,000       Avis Group Holdings, Inc.
                  11.000%, 05/01/09                  10,080,000
  8,450,000       Bausch & Lomb, Inc.
                  7.125%, 08/01/28                    7,969,871
  1,000,000       CanWest Media, Inc.(a)
                  7.625%, 04/15/13                    1,055,000
  9,735,000       Hanger Orthopedic Group, Inc.
                  11.250%, 06/15/09                  10,513,800
 10,000,000       Spanish Broadcasting Systems,
                  Inc.
                  9.625%, 11/01/09                   10,625,000
                                                   ------------
                                                     58,450,171
                  CONSUMER STAPLES (0.6%)
  4,200,000       Del Monte Foods Company(a)
                  8.625%, 12/15/12                    4,541,250
                  CREDIT CYCLICALS (2.7%)
  9,000,000       Beazer Homes USA, Inc.
                  8.375%, 04/15/12                    9,877,500
  9,300,000       Standard Pacific Corp.
                  9.500%, 09/15/10                   10,230,000
                                                   ------------
                                                     20,107,500
                  ENERGY (4.1%)
  1,000,000       Frontier Escrow Corp.(a)
                  8.000%, 04/15/13                    1,040,000
  5,500,000       Newfield Exploration Company
                  8.375%, 08/15/12                    6,037,114
  5,000,000       Plains All American Pipeline,
                  LP
                  7.750%, 10/15/12                    5,475,000
  6,400,000       Premcor, Inc.(a)
                  9.500%, 02/01/13                    7,168,000

 1             See accompanying Notes to Schedule of Investments.

                              CALAMOS CONVERTIBLE

                         OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2003 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$ 1,000,000       Tesoro Petroleum Corp.(a)
                  8.000%, 04/15/08                 $  1,040,000
  8,500,000       Western Gas Resources, Inc.
                  10.000%, 06/15/09                   9,307,500
                                                   ------------
                                                     30,067,614
                  FINANCIAL (1.9%)
  9,300,000       Host Marriott Corp.
                  9.500%, 01/15/07                    9,823,125
  3,900,000       Senior Housing Property Trust
                  7.875%, 04/15/15                    3,978,000
                                                   ------------
                                                     13,801,125
                  TELECOMMUNICATIONS (2.2%)
  9,000,000       Avaya, Inc.
                  11.125%, 04/01/09                   9,990,000
  5,500,000       DIRECTV, Inc.(a)
                  8.375%, 03/15/13                    6,187,500
                                                   ------------
                                                     16,177,500
                  TRANSPORTATION (1.7%)
  3,000,000       GATX Financial Corp.
                  8.875%, 06/01/09                    3,000,192
  8,700,000       General Maritime Corp.(a)
                  10.000%, 03/15/13                   9,439,500
                                                   ------------
                                                     12,439,692
                  UTILITIES (3.5%)
 10,000,000       Calpine Corp.
                  8.500%, 02/15/11                    7,350,000
  9,000,000       Calpine Corp.
                  7.750%, 04/15/09                    6,480,000
 12,000,000       The AES Corp.
                  10.250%, 07/15/06                  11,940,000
                                                   ------------
                                                     25,770,000
                                                   ------------
                  TOTAL CORPORATE BONDS
                  (Cost $437,758,055)               469,625,419

CONVERTIBLE BONDS (39.2%)
                  CAPITAL GOODS - INDUSTRIAL (3.8%)
 12,979,000       Brooks-PRI Automation, Inc.
                  4.750%, 06/01/08                   10,561,661
  6,475,000       Spherion Corp.
                  4.500%. 06/01/05                    5,803,219
 13,500,000       Standard Motor Products, Inc.
                  6.750%, 07/15/09                   11,778,750
                                                   ------------
                                                     28,143,630
                  CAPITAL GOODS - TECHNOLOGY (15.2%)
  5,944,000       Advanced Energy Industries,
                  Inc.
                  5.000%, 09/01/06                    5,431,330
 29,250,000 EUR   Amazon.com, Inc.
                  6.875%, 02/16/10                   31,127,452
  6,500,000       ASML Holding, NV
                  5.750%, 10/15/06                    6,370,000
 11,000,000       Brocade Communications Systems,
                  Inc.
                  2.000%, 01/01/07                    8,855,000

 PRINCIPAL
  AMOUNT                                              VALUE
---------------------------------------------------------------
$12,100,000       Cypress Semiconductor Corp.
                  3.750%, 07/01/05                 $ 10,905,125
 28,200,000       Juniper Networks, Inc.
                  4.750%, 03/15/07                   25,662,000
  4,400,000       Mentor Graphics Corp.
                  6.875%, 06/15/07                    4,383,500
  6,000,000       Quantum Corp.
                  7.000%, 08/01/04                    5,820,000
  7,562,000       Richardson Electronics, Ltd.
                  8.250%, 06/15/06                    6,975,945
 11,788,000       Solectron Corp.
                  0.000%, 11/20/20                    6,439,195
                                                   ------------
                                                    111,969,547
                  CONSUMER CYCLICAL (4.5%)
 30,000,000       Royal Caribbean Cruises, Ltd.
                  0.000%, 02/02/21                   13,387,500
  3,500,000       The Interpublic Group of
                  Companies, Inc.
                  1.870%, 06/01/06                    3,014,375
 17,375,000       The Interpublic Group of
                  Companies, Inc.
                  1.800%, 09/16/04                   16,484,531
                                                   ------------
                                                     32,886,406
                  CONSUMER GROWTH STAPLES (6.7%)
  3,900,000       ICN Pharmaceuticals, Inc.
                  6.500%, 07/15/08                    3,310,125
 10,500,000       IVAX Corp.
                  5.500%, 05/15/07                   10,736,250
 12,600,000       Service Corp.
                  6.750%, 06/22/08                   12,206,250
 17,050,000       Skechers USA., Inc.
                  4.500%, 04/15/07                   13,554,750
  9,000,000       Sunrise Assisted Living, Inc.
                  5.250%, 02/01/09                    9,540,000
                                                   ------------
                                                     49,347,375
                  CONSUMER STAPLES (0.5%)
  3,500,000 EUR   Royal Numico, NV
                  1.500%, 09/22/04                    3,790,093
                  FINANCIAL (1.8%)
 14,375,000       NCO Group, Inc.
                  4.750%, 04/15/06                   13,314,844
                  TELECOMMUNICATIONS (6.7%)
 22,000,000       Corning, Inc.
                  4.875%, 03/01/08                   20,212,500
 15,000,000       Liberty Media Corp.
                  (Sprint PCS Group)
                  3.750%, 02/15/30                    8,568,750
 20,000,000       Nextel Communications, Inc.
                  6.000%, 06/01/11                   20,475,000
                                                   ------------
                                                     49,256,250
                                                   ------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $235,538,032)               288,708,145

               See accompanying Notes to Schedule of Investments.              2

                              CALAMOS CONVERTIBLE

                         OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS APRIL 30, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (21.2%)
                  CAPITAL GOODS - INDUSTRIAL (5.3%)
    138,000       Cummins Capital Trust I
                  7.000%                           $  6,313,500
    746,000       Ford Motor Company Capital
                  Trust II
                  6.500%                             32,727,020
                                                   ------------
                                                     39,040,520
                  CAPITAL GOODS - TECHNOLOGY (3.1%)
    525,000       Electronic Data Systems Corp.
                  7.625%                             10,395,000
    230,000       Raytheon Company
                  8.250%                             12,422,300
                                                   ------------
                                                     22,817,300
                  CONSUMER GROWTH STAPLES (2.4%)
    262,000       Cendant Corp.
                  7.750%                              9,995,300
    174,530       Sinclair Broadcast Group, Inc.
                  6.000%                              7,264,811
                                                   ------------
                                                     17,260,111
                  FINANCIAL (3.2%)
    650,000       National Australia Bank, Ltd.
                  7.875%                             23,725,000

 NUMBER OF
  SHARES                                              VALUE
---------------------------------------------------------------
                  TELECOMMUNICATIONS (3.3%)
     25,700       Lucent Technologies, Inc.
                  8.000%                           $ 24,455,169
                  TRANSPORTATION (2.2%)
    320,000       Union Pacific Capital Trust
                  6.250%                             16,360,000
                  UTILITIES (1.7%)
    410,000       AES Trust III
                  6.750%                             12,853,500
                                                   ------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCK
                  (Cost $141,923,567)               156,511,600

TOTAL INVESTMENTS (124.2%)
(Cost $815,219,654)                                 914,845,164

OTHER ASSETS, LESS LIABILITIES (3.5%)                25,824,963

PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDENDS PAYABLE (-27.7%)                         (204,013,586)
                                                   ------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
(100.0%)                                           $736,656,541
                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

All securities are shown in U.S. Dollars

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities generally are issued to qualified institutional buyers, such as the Fund, and any resale by the Fund must be an exempt transaction, normally to other qualified institutional investors, unless exchanged pursuant to registration rights, pursuant to sale. At April 30, 2003 the market value of 144A securities that can not be exchanged pursuant to registration rights is $113,221,862 or 15.4% of net assets of the Fund.

FOREIGN CURRENCY ABBREVIATIONS
EUR: European Monetary Unit

 3              See accompanying Notes to Financial Statements.

                      STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2003 (UNAUDITED)

ASSETS
Investments, at value (cost $815,219,654)                       $914,845,164
Cash with Custodian (interest bearing)                            18,071,126
Accrued interest and dividends receivable                         15,460,625
Receivable for investments sold                                    5,060,479
Receivable for dividend reinvestment shares                          719,154
Prepaid expenses                                                      29,570
Other Assets                                                          17,223
                                                                ------------
         Total Assets                                            954,203,341
                                                                ------------
LIABILITIES
Payable for investments purchased                                 12,980,250
Payable to investment adviser                                        409,398
Other accounts payable and accrued liabilities                       143,566
                                                                ------------
         Total Liabilities                                        13,533,214
                                                                ------------
PREFERRED SHARES
$25,000 liquidation value per share applicable to 8,160
  shares, including dividends payable                           $204,013,586
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $736,656,541
                                                                ============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, 96,782,000 shares authorized,
  43,471,885 shares issued and outstanding                      $619,515,094
Undistributed net investment income (loss)                         6,745,894
Accumulated net realized gain (loss) on investments and
  foreign currency transactions                                   10,743,693
Unrealized appreciation (depreciation) of investments and
  foreign currency transactions                                   99,651,860
                                                                ------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    $736,656,541
                                                                ============
Net asset value per common share based on 43,471,885 shares
  issued and outstanding                                        $      16.95
                                                                ------------

                See accompanying Notes to Financial Statements.                4

                            STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME
Interest                                                        $ 33,690,254
Dividends                                                          6,746,570
                                                                ------------
   Total Investment Income                                        40,436,824
                                                                ------------
EXPENSES
Investment advisory fees                                           3,411,067
Auction agent fees                                                   206,611
Transfer agent fees                                                   67,876
Printing and mailing fees                                             62,911
Custodian fees                                                        61,176
Audit and legal fees                                                  51,768
Registration fees                                                     23,245
Trustees' fees                                                         1,974
Other                                                                 40,158
                                                                ------------
   Total expenses                                                  3,926,786
                                                                ------------
   Less expense waived                                             1,065,958
                                                                ------------
   Net expenses                                                    2,860,828
                                                                ------------
NET INVESTMENT INCOME                                             37,575,996
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment transactions and
  foreign currency transactions                                   12,723,824
Change in net unrealized appreciation/depreciation of
  investments and foreign currency transactions                  130,974,728
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          143,698,552
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS            181,274,548
                                                                ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS
Net investment income                                             (1,489,771)
                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHAREHOLDERS RESULTING FROM OPERATIONS                        $179,784,777
                                                                ============

 5              See accompanying Notes to Financial Statements.

                              STATEMENT OF CHANGES

                                 IN NET ASSETS

                                                                       For the                  For the
                                                                   Six Months Ended          Period Ended
                                                              April 30, 2003 (unaudited)   October 31, 2002*
                                                              --------------------------   -----------------
OPERATIONS
Net investment income (loss)                                         $ 37,575,996            $ 16,782,168
Net realized gain (loss) on investments and foreign currency
   transactions                                                        12,723,824              (1,921,055)
Change in net unrealized appreciation/depreciation on
   investments and foreign currency transactions                      130,974,728             (31,322,868)
Dividends to Preferred shareholders from
   Net investment income                                               (1,489,771)               (460,142)
                                                                     ------------            ------------
Net increase (decrease) in net assets applicable to Common
   Shareholders resulting from operations                             179,784,777             (16,921,897)
                                                                     ------------            ------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM
Net investment income                                                 (33,150,918)            (12,570,515)
                                                                     ------------            ------------
CAPITAL STOCK TRANSACTIONS
Proceeds from initial offering                                                 --             619,298,400
Offering costs on common shares                                                --              (1,112,742)
Offering costs on preferred shares                                             --              (2,290,000)
Reinvestment of dividends resulting in the issuance of
   common stock                                                         3,129,589                 489,847
                                                                     ------------            ------------
Net increase (decrease) in net assets from common stock
   transactions                                                         3,129,589             616,385,505
                                                                     ------------            ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               149,763,448             586,893,093
                                                                     ------------            ------------
NET ASSETS
Beginning of period                                                   586,893,093            $         --
                                                                     ------------            ------------
End of period                                                        $736,656,541            $586,893,093
                                                                     ------------            ------------
Undistributed net investment income                                  $  6,745,894            $  3,810,587
                                                                     ============            ============

* June 28, 2002 (commencement of operations)

                See accompanying Notes to Financial Statements.                6

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS Convertible Opportunities and Income Fund (the "Fund"), was organized as a Delaware Statutory Trust on April 17, 2002 and is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced operations on June 28, 2002.

The Fund's investment objective is to provide total return, through a combination of capital appreciation and current income. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in convertible securities and non-convertible income securities.

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange and securities reported on the Nasdaq National Market System are valued at the last reported sales price. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees or a committee thereof. These procedures may utilize valuations furnished by pricing services approved by the board of trustees or a committee thereof, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange gain of $164,381 and unrealized foreign exchange gain of $26,350 incurred by the Fund are included as a component of net realized gain
(loss) on investments and foreign currency transactions and change in net unrealized appreciation/depreciation on investments and foreign currency transactions, respectively.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES. No provision has been made for Federal income taxes since the Fund elected to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and has made such distributions to shareholders as to be relieved of all Federal income taxes.

DIVIDENDS. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES
Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. "Managed Assets" means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). CAM has contractually agreed to waive its management fee in the amount of the 0.25% of the average weekly managed assets of the Fund for the first five full years of the Fund's operation through June 30, 2007 and a declining amount for an additional three years (0.18% of the average weekly managed in 2008, 0.11% of the average weekly managed in 2009, and 0.04% in
2010).

Under the terms of the Administration Agreement, CAM pays the Administrator, Princeton Administrators, L.P. a monthly fee at an annual rate of 0.125% of the Fund's average weekly managed assets, subject to a monthly minimum fee of $12,500.

Certain portfolio transactions for the Fund may be executed through CALAMOS FINANCIAL SERVICES, INC. ("CFS") as broker, consistent with the Fund's policy of obtaining best price and execution. During the six months ended April 30, 2003, the Fund paid no brokerage commissions to CFS on purchases or sales of Fund securities.

Certain officers and trustees of the Fund are also officers and directors of CFS and CAM. All officers and all trustees who are "interested persons" of CAM serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,223 are included in "Other Assets" on the Statement of Assets and Liabilities at April 30, 2003.

NOTE 3 - INVESTMENTS
Purchases and sales of investments other than short-term obligation for the six months ended April 30, 2003 were as follows:

Purchases                                                       $204,419,783
Proceeds from sales                                              213,117,819

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following information is presented on an income tax basis as of April 30, 2003. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for tax purposes at April 30, 2003 was as follows:

Cost basis of investments                                       $816,451,813
Gross unrealized appreciation                                    111,634,168
Gross unrealized depreciation                                    (13,976,273)
                                                                ------------
Net unrealized appreciation of investments                        97,657,895
                                                                ============

NOTE 4 - FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability to the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. There were no open forward foreign currency contracts at April 30, 2003.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period of June 28, 2002 to October 31, 2002 was as follows:

                                                               October 31, 2002
-------------------------------------------------------------------------------
Distribution paid from:
Ordinary Income                                                  $13,030,657
Net Long-Term Capital Gains                                               --
                                                                 -----------
Total Taxable Distribution                                        13,030,657
                                                                 ===========

As of October 31, 2002, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed ordinary income -- net                             $  4,329,093
Undistributed long-term capital gains -- net                               --
                                                                 ------------
Total undistributed earnings -- net                              $  4,329,093
Capital loss carryforward                                          (1,980,131)*
Unrealized gains/(losses) -- net                                  (31,841,374)**
                                                                 ------------
Total accumulated earnings/(losses) -- net                       $(29,492,412)
                                                                 ============
-------------------------------------------------------------------------------

* As of October 31, 2002, the Fund had capital loss carryforwards of 1,980,131, which, if not used, will expire in 2010.

** The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and other temporary book/tax differences.

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN
The Fund earns interest on its average daily balance deposited with its custodian. During the six months ended April 30, 2003, the Fund earned $18,374.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 7 - COMMON STOCK
There are 96,782,000 common shares of beneficial interest authorized and 43,471,885 shares outstanding at April 30, 2003. CAM owned 7,151 of the outstanding shares. Transactions in common shares were as follows:

                                                               Six Months Ended      Year Ended
                                                                April 30, 2003    October 31, 2002
--------------------------------------------------------------------------------------------------
Beginning Shares                                                  43,267,593                 --
Shares Sold                                                               --         43,232,000
Shares Issued Through Reinvestment of distributions                  204,292             35,593
                                                                  ----------         ----------
Ending Shares                                                     43,471,885         43,267,593
--------------------------------------------------------------------------------------------------

NOTE 8 - PREFERRED SHARES
There are unlimited shares of Auction Market Preferred Shares ("Preferred Shares") authorized. The preferred shares have rights as determined by the Board of Trustees. The 8,160 shares of Preferred Shares outstanding consist of four series, 2,040 shares of M, 2,040 shares of TU, 2,040 shares of W, and 2,040 shares of TH. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven and twenty-eight days based on the results of an auction. Dividend rates ranged from 1.14% to 1.95% for the six months ended April 30, 2003. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distribution on shares of common stock or purchases any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividends payment date at $25,000 per share plus any accumulated but the unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Declaration of Trust are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of preferred shares or the holders of common shares.

                              FINANCIAL HIGHLIGHTS

       SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD WAS AS
FOLLOWS:

                                                                                               For the Period
                                                                For the Six Months Ended           Ended
                                                                     April 30, 2003             October 31,
                                                                      (unaudited)                  2002*
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $  13.56                  $  14.32(a)
                                                                        --------                  --------
Income from investment operations:
 Net investment income                                                      0.87                      0.39
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             3.31                     (0.77)
Dividends to preferred shareholders from
 Net investment income (common stock equivalent basis)                     (0.03)                    (0.01)
                                                                        --------                  --------
 Total from investment operations                                           4.15                     (0.39)
----------------------------------------------------------------------------------------------------------------
Less dividends to common shareholders from
 Net investment income (common stock equivalent basis)                     (0.76)                    (0.29)
                                                                        --------                  --------
Capital charge resulting from issuance of common and
 preferred shares                                                           0.00                     (0.08)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  16.95                  $  13.56
                                                                        ========                  ========
----------------------------------------------------------------------------------------------------------------
Market value, end of period                                             $  16.83                  $  14.20
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN BASED ON(B):
 Net Asset Value                                                           31.26%                    -3.33%
 Market Value                                                              24.45%                    -3.33%
----------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/
 SUPPLEMENTARY DATA:
Net assets applicable common shareholders, end of year
 (000's omitted)                                                         736,657                   586,893
Preferred shares, at redemption value ($25,000 per share
 liquidation preference) (000's omitted)                                 204,000                   204,000
Ratio of net expenses to average net assets(c)                              0.88%                     0.79%
Ratio of net investment income to averages net assets(c)                   11.55%                     8.21%
Ratio of gross expenses to average net assets prior to
 waiver of expense by the adviser(c)                                        1.21%                     1.06%
Preferred share dividends(c)                                                0.46%                     0.23%
Net investment income, net of preferred share dividends(c)                 11.10%                     7.99%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    24.41%                     1.66%
----------------------------------------------------------------------------------------------------------------
Asset coverage per preferred share, at end of period(d)                 $115,278                  $ 96,934
----------------------------------------------------------------------------------------------------------------

*    The Fund commenced operations on June 28, 2002.

(a)  Net of sales load of $0.68 on initial shares issued.

(b) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected.

(c)  Annualized.

(d) Calculated by subtracting the Fund's total liabilities (not including preferred shares) from the Fund's total assets and dividing this by the number of preferred shares outstanding.

                             SUPPLEMENTAL PROXY AND
                               OTHER INFORMATION
                                  (UNAUDITED)

The Annual Meeting of Shareholders of the Trust was held on March 5, 2003 where shareholders voted on the election of trustees.

With regards to the election of the following trustees by the shareholders of the Trust:

                                                                   # of Shares
                                                              ---------------------
Trustees                                                         For       Withheld
-----------------------------------------------------------------------------------
Joe F. Hanauer                                                42,132,944   592,233
John E. Neal                                                  42,216,179   508,998

The other trustees of the Trust whose terms did not expire in 2003 are John P. Calamos, Nick P. Calamos, Richard J. Dowen, Weston W. Marsh and William R. Rybak.

NON-FUNDAMENTAL INVESTMENT GUIDELINE CHANGE

Effective March 19, 2003, the Fund changed its non-fundamental investment guideline of investing, under normal circumstances, at least 50% of its managed assets in convertible securities to investing, under normal circumstances, at least 35% of its managed assets in convertible securities.

INTEREST RATE TRANSACTIONS

The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares.

OTC OPTIONS

The Fund may enter into over-the-counter options ("OTC options"). OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. Unlike exchange listed options, OTC options do not have standardized terms, but rather the terms are negotiated between the parties. The Fund may sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery. The staff of the SEC currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the

Fund will lose any premium it paid for the option, as well as, any anticipated benefit of the transaction. Accordingly, Calamos Asset Management, Inc. ("CAM") must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by CAM.

INDEPENDENT ACCOUNTANT CHANGE

Effective April 14, 2003, the Fund's Audit Committee of its Board of Trustees selected Deloitte & Touche LLP as the Fund's independent accountant. Also effective April 14, 2003, the client-auditor relationship between the Fund and Ernst & Young LLP ceased. The cessation of this relationship was based on the desire to retain the same independent accountant for the Fund as an affiliated closed-end fund, and to diversify the expertise provided to the funds within the Calamos fund complex.

NASDAQ OFFICIAL CLOSING PRICE

Effective August 1, 2003, securities traded in the over-the-counter market and quoted on the NASDAQ National Market System, shall be valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the mean between the most recent bid and asked quotations.

                        INDEPENDENT ACCOUNTANTS' REPORT

The Board of Trustees and Shareholders of
CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND (the "Fund") as of April 30, 2003, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 2002 through April 30, 2003. These financial statements are the responsibility of the Fund's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the 2003 financial statements referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Chicago, Illinois
June 17, 2003

    FOR 24 HOUR SHAREHOLDER ASSISTANCE
    800.432.8224

    TO OBTAIN INFORMATION
    800.582.6959

    VISIT OUR WEB-SITE
    www.calamos.com

    INVESTMENT ADVISER
    CALAMOS ASSET MANAGEMENT, INC.
    1111 E. Warrenville Road
    Naperville, IL 60563-1463

    ADMINISTRATOR
    Princeton Administrators, L.P.
    P.O. Box 9095
    Princeton, NJ 08543-9095

    CUSTODIAN AND TRANSFER AGENT
    The Bank of New York
    P.O. Box 11258
    Church Street Station
    New York, NY 10286
    (800) 524-4458

    INDEPENDENT AUDITORS
    Deloitte & Touche LLP
    Chicago, IL

    LEGAL COUNSEL
    Bell, Boyd & Lloyd LLC
    Chicago, IL

The views expressed in this report reflect those of Calamos Asset Management, Inc. only through April 30, 2003. The manager's views are subject to change at any time based on market and other conditions.

[RECYCLED LOGO]                                                             1643

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  [RESERVED.]

ITEM 9.  CONTROLS AND PROCEDURES.

The registrant's chief executive officer and chief financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the registrant's internal controls or in other factors that could significantly affect the registrant's internal controls subsequent to the date of their evaluation.


ITEM 10.  EXHIBITS.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1)  Certification of Chief Executive Officer.

(b)(2)  Certification of Chief Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Chief Executive Officer
Date:  June 30, 2003

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Chief Financial Officer
Date:  June 30, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Chief Executive Officer
Date:  June 30, 2003

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Chief Financial Officer
Date:  June 30, 2003